SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Salaries and benefits	$ 113,596	$ 153,733
Sensera costs	55,119
Subcontractors		25,323
Software and other	10,240	8,237
Depreciation	527	414
Cost of revenue	$ 179,482	$ 187,707